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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth Opportunities Fund
ING Large Cap Value Fund
ING Mid Cap Value Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund

The schedules are not audited.

ING GROWTH OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.0%
		Consumer Discretionary: 23.2%
26,006		CBS Corp. — Class B	$1,744,483	1.4
2,983	@	Chipotle Mexican Grill, Inc.	1,686,021	1.3
61,770		Comcast Corp. — Class A	3,192,891	2.5
30,415	@	Delphi Automotive PLC	2,024,727	1.6
15,432	@	Discovery Communications, Inc. — Class A	1,285,794	1.0
40,423		Gap, Inc.	1,768,506	1.4
42,492		Home Depot, Inc.	3,485,619	2.7
32,720		Macy’s, Inc.	1,893,179	1.5
16,290	@	Michael Kors Holdings Ltd.	1,596,909	1.2
31,507		Nike, Inc.	2,466,998	1.9
1,643	@	Priceline.com, Inc.	2,216,144	1.7
38,295		Starbucks Corp.	2,717,413	2.1
14,408	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,292,254	1.0
29,431		Walt Disney Co.	2,378,319	1.9
			29,749,257	23.2

		Consumer Staples: 10.8%
38,818		Coca-Cola Enterprises, Inc.	1,827,552	1.4
17,398		Costco Wholesale Corp.	2,032,086	1.6
37,760		CVS Caremark Corp.	2,761,766	2.2
27,962		Estee Lauder Cos., Inc.	1,924,904	1.5
11,847		Hershey Co.	1,253,650	1.0
11,909		Kimberly-Clark Corp.	1,314,158	1.0
33,589		PepsiCo, Inc.	2,689,471	2.1
			13,803,587	10.8

		Energy: 4.7%
14,976		Anadarko Petroleum Corp.	1,260,380	1.0
21,190		Cabot Oil & Gas Corp.	741,650	0.6
11,293		EOG Resources, Inc.	2,139,120	1.6
33,866		Halliburton Co.	1,930,362	1.5
			6,071,512	4.7

		Financials: 4.3%
14,852		Ameriprise Financial, Inc.	1,618,720	1.3
6,535		Blackrock, Inc.	1,992,129	1.5
22,542		Prudential Financial, Inc.	1,906,602	1.5
			5,517,451	4.3

		Health Care: 13.6%
9,458	@	Actavis PLC	2,088,516	1.6
18,841		Allergan, Inc.	2,392,807	1.9
17,884		Amgen, Inc.	2,217,974	1.7
14,664	@	Celgene Corp.	2,357,238	1.8
48,763	@	Gilead Sciences, Inc.	4,037,089	3.2
15,149		McKesson Corp.	2,682,130	2.1
29,542	@	Mylan Laboratories	1,641,649	1.3
			17,417,403	13.6

		Industrials: 12.0%
26,917		Ametek, Inc.	1,433,061	1.1
17,258	@	BE Aerospace, Inc.	1,453,987	1.1
13,434		Boeing Co.	1,731,911	1.4
28,076		Danaher Corp.	2,147,533	1.7
7,775		Flowserve Corp.	631,408	0.5
29,702	@	Ingersoll-Rand PLC — Class A	1,815,980	1.4
16,578		Pall Corp.	1,425,708	1.1
12,886		Roper Industries, Inc.	1,747,600	1.4
16,140		Union Pacific Corp.	2,911,333	2.3
			15,298,521	12.0

		Information Technology: 26.2%
11,149		Apple, Inc.	5,867,050	4.6
23,038	@	Cognizant Technology Solutions Corp.	2,397,334	1.9
107,917		EMC Corp.	2,845,771	2.2
38,615	@	Facebook, Inc.	2,643,583	2.1
5,486	@	Google, Inc. — Class A	6,669,056	5.2
32,862		Intuit, Inc.	2,568,165	2.0
32,584		Mastercard, Inc.	2,532,429	2.0
32,361		NetApp, Inc.	1,307,708	1.0
72,112		Oracle Corp.	2,820,300	2.2
21,950	@	TE Connectivity Ltd.	1,285,831	1.0
11,470		Visa, Inc.	2,591,532	2.0
			33,528,759	26.2

		Materials: 4.2%
34,534		International Paper Co.	1,688,367	1.3
26,874	@	LyondellBasell Industries NV — Class A	2,367,062	1.9
11,682		Monsanto Co.	1,285,254	1.0
			5,340,683	4.2

		Total Common Stock
		(Cost $104,249,566)	126,727,173	99.0

SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
745,505		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $745,505)	745,505	0.6

		Total Short-Term Investments
		(Cost $745,505)	745,505	0.6

		Total Investments in Securities (Cost $104,995,071)	$127,472,678	99.6
		Assets in Excess of Other Liabilities	516,340	0.4
		Net Assets	$127,989,018	100.0

††	Rate shown is the 7-day yield as of February 28, 2014.
@	Non-income producing security

ING GROWTH OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $105,102,592.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,583,257
Gross Unrealized Depreciation	(1,213,171)
Net Unrealized Appreciation	$22,370,086

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$126,727,173	$—	$—	$126,727,173
Short-Term Investments	745,505	—	—	745,505
Total Investments, at fair value	$127,472,678	$—	$—	$127,472,678

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.3%
		Consumer Discretionary: 6.5%
178,596		Brinker International, Inc.	$9,822,780	1.2
146,800		Comcast Corp. — Class A	7,588,092	0.9
156,739		Macy’s, Inc.	9,068,918	1.1
102,800		Nike, Inc.	8,049,240	1.0
226,186		Walt Disney Co.	18,278,091	2.3
			52,807,121	6.5

		Consumer Staples: 5.2%
192,776		CVS Caremark Corp.	14,099,637	1.7
184,897		Hillshire Brands Co.	6,942,882	0.9
108,113		Kimberly-Clark Corp.	11,930,270	1.5
166,161		Kraft Foods Group, Inc.	9,183,718	1.1
			42,156,507	5.2

		Energy: 13.6%
311,190		Canadian Natural Resources Ltd.	11,395,778	1.4
507,434		ExxonMobil Corp.	48,850,671	6.0
150,025		Hess Corp.	12,006,501	1.5
192,417		Occidental Petroleum Corp.	18,572,089	2.3
94,330		Schlumberger Ltd.	8,772,690	1.1
422,840		Statoil ASA ADR	11,137,605	1.3
			110,735,334	13.6

		Financials: 27.5%
263,505	L	AllianceBernstein Holding LP	6,382,091	0.8
122,493		Ameriprise Financial, Inc.	13,350,512	1.6
252,055		Arthur J. Gallagher & Co.	11,644,941	1.4
414,300		Blackstone Group LP	13,816,905	1.7
452,990		Citigroup, Inc.	22,028,904	2.7
179,145		Extra Space Storage, Inc.	8,796,019	1.1
553,776		Fifth Third Bancorp.	12,014,170	1.5
499,704		Host Hotels & Resorts, Inc.	9,829,178	1.2
302,467	@	Invesco Ltd.	10,374,618	1.3
502,975		JPMorgan Chase & Co.	28,579,039	3.5
234,595		Lincoln National Corp.	11,760,247	1.5
166,952		Prudential Financial, Inc.	14,120,800	1.7
937,990		Regions Financial Corp.	9,980,214	1.2
253,757	@	Santander Consumer USA Holdings, Inc.	6,427,665	0.8
241,413		Weingarten Realty Investors	7,363,097	0.9
539,545		Wells Fargo & Co.	25,045,679	3.1
389,790	@	XL Group PLC	11,849,616	1.5
			223,363,695	27.5

		Health Care: 12.4%
304,584		Abbott Laboratories	12,116,351	1.5
224,061		Medtronic, Inc.	13,277,855	1.6
518,518		Merck & Co., Inc.	29,550,341	3.6
881,406		Pfizer, Inc.	28,301,947	3.5
225,615		UnitedHealth Group, Inc.	17,433,271	2.2
			100,679,765	12.4

		Industrials: 10.5%
99,803		Boeing Co.	12,866,603	1.6
167,860	@	Eaton Corp. PLC	12,540,821	1.5
148,978		General Dynamics Corp.	16,319,050	2.0
1,215,198		General Electric Co.	30,951,093	3.8
72,139		Union Pacific Corp.	13,012,433	1.6
			85,690,000	10.5

		Information Technology: 8.7%
34,683		Apple, Inc.	18,251,582	2.2
494,434		EMC Corp.	13,038,225	1.6
193,742		Fidelity National Information Services, Inc.	10,773,993	1.3
814,402		Intel Corp.	20,164,593	2.5
146,638	@	TE Connectivity Ltd.	8,590,054	1.1
			70,818,447	8.7

		Materials: 2.9%
183,347		International Paper Co.	8,963,835	1.1
101,601	@	LyondellBasell Industries NV — Class A	8,949,016	1.1
54,163		Monsanto Co.	5,959,013	0.7
			23,871,864	2.9

		Telecommunication Services: 1.8%
297,527		Verizon Communications, Inc.	14,156,335	1.8

		Utilities: 5.2%
421,085		CenterPoint Energy, Inc.	9,958,660	1.2
146,443		DTE Energy Co.	10,508,750	1.3
224,327		Edison International	11,748,005	1.4
162,000	@,L,X	Mirant Corp.	—	—
184,500		Pinnacle West Capital Corp.	10,267,425	1.3
			42,482,840	5.2

		Total Common Stock
		(Cost $650,038,561)	766,761,908	94.3

ING LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
262,177	iShares Russell 1000 Value Index Fund	$24,822,918	3.0

	Total Exchange-Traded Funds
	(Cost $24,213,155)	24,822,918	3.0

	Total Long-Term Investments
	(Cost $674,251,716)	791,584,826	97.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 0.4%
485,866	Barclays Bank PLC, Repurchase Agreement dated 02/28/14, 0.04%, due 03/03/14 (Repurchase Amount $485,868, collateralized by various U.S. Government Securities, 0.000%–3.750%, Market Value plus accrued interest $495,583, due 11/15/14–02/15/43)	485,866	0.1
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,020,000, due 05/15/14–05/01/51)	1,000,000	0.1
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%–4.000%, Market Value plus accrued interest $1,020,000, due 11/01/33–05/20/43)	1,000,000	0.1
1,000,000	Goldman Sachs & Co., Repurchase Agreement dated 02/28/14, 0.05%, due 03/03/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 2.260%–6.500%, Market Value plus accrued interest $1,020,000, due 08/01/25–02/01/44)	1,000,000	0.1
		3,485,866	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
19,010,923	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $19,010,923)	19,010,923	2.4

	Total Short-Term Investments
	(Cost $22,496,789)	22,496,789	2.8

	Total Investments in Securities (Cost $696,748,505)	$814,081,615	100.1
	Liabilities in Excess of Other Assets	(609,141)	(0.1)
	Net Assets	$813,472,474	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at February 28, 2014.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $697,689,606.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$118,303,419
Gross Unrealized Depreciation	(1,911,410)
Net Unrealized Appreciation	$116,392,009

ING LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$52,807,121	$—	$—	$52,807,121
Consumer Staples	42,156,507	—	—	42,156,507
Energy	110,735,334	—	—	110,735,334
Financials	223,363,695	—	—	223,363,695
Health Care	100,679,765	—	—	100,679,765
Industrials	85,690,000	—	—	85,690,000
Information Technology	70,818,447	—	—	70,818,447
Materials	23,871,864	—	—	23,871,864
Telecommunication Services	14,156,335	—	—	14,156,335
Utilities	42,482,840	—	—	42,482,840
Total Common Stock	766,761,908	—	—	766,761,908
Exchange-Traded Funds	24,822,918	—	—	24,822,918
Short-Term Investments	19,010,923	3,485,866	—	22,496,789
Total Investments, at fair value	$810,595,749	$3,485,866	$—	$814,081,615

ING MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 10.3%
26,700	@	AMC Entertainment Holdings, Inc.	$611,163	0.2
28,800	@	American Axle & Manufacturing Holdings, Inc.	556,704	0.2
6,691	@	ANN, Inc.	238,534	0.1
14,845	@	Ascena Retail Group, Inc.	271,515	0.1
15,700	@	Bed Bath & Beyond, Inc.	1,064,774	0.3
26,500		Cooper Tire & Rubber Co.	660,645	0.2
10,500		Dillard’s, Inc.	972,090	0.3
56,800	@	Express, Inc.	1,038,872	0.3
40,100		Foot Locker, Inc.	1,672,571	0.5
15,400		GameStop Corp.	574,574	0.2
30,400		Gap, Inc.	1,330,000	0.4
29,100		GNC Holdings, Inc.	1,353,732	0.4
98,900		Goodyear Tire & Rubber Co.	2,657,443	0.8
93,100		Interpublic Group of Cos., Inc.	1,649,732	0.5
10,239	@	Jarden Corp.	629,391	0.2
18,300		Kohl’s Corp.	1,028,277	0.3
16,900		Lear Corp.	1,372,280	0.4
44,745		Lennar Corp.	1,963,411	0.6
17,300		Macy’s, Inc.	1,000,978	0.3
86,485		Newell Rubbermaid, Inc.	2,777,033	0.9
49,300	@	Norwegian Cruise Line Holdings Ltd.	1,689,511	0.5
2,400		Rent-A-Center, Inc.	60,336	0.0
2,900		Ross Stores, Inc.	211,120	0.1
374,500		Samsonite International SA	1,035,564	0.3
64,700	@	Smith & Wesson Holding Corp.	744,050	0.2
9,614	@	Taylor Morrison Home Corp.	241,504	0.1
6,187	@	Tenneco, Inc.	372,705	0.1
45,400	@	Toll Brothers, Inc.	1,771,054	0.5
31,136	@	TRW Automotive Holdings Corp.	2,563,116	0.8
10,700		Whirlpool Corp.	1,547,541	0.5
			33,660,220	10.3

		Consumer Staples: 5.1%
10,600		Cal-Maine Foods, Inc.	557,242	0.2
58,000		ConAgra Foods, Inc.	1,647,200	0.5
58,102		Ebro Foods SA	1,278,473	0.4
19,400		Energizer Holdings, Inc.	1,888,396	0.6
52,200		Ingredion, Inc.	3,436,848	1.1
51,300		Kroger Co.	2,151,522	0.7
46,300	@	Pilgrim’s Pride Corp.	811,639	0.2
13,900		Sanderson Farms, Inc.	1,068,076	0.3
79,700	@	Supervalu, Inc.	515,659	0.2
341,897		Treasury Wine Estates Ltd.	1,186,761	0.4
29,100		Tyson Foods, Inc.	1,147,995	0.3
10,400	@	USANA Health Sciences, Inc.	760,968	0.2
			16,450,779	5.1

		Energy: 7.8%
22,800	@	Atwood Oceanics, Inc.	1,080,492	0.3
5,013	@	Cameron International Corp.	321,133	0.1
111,400	@	Cobalt International Energy, Inc.	2,147,792	0.7
6,179	@	Concho Resources, Inc.	748,462	0.2
28,400		Diamond Offshore Drilling	1,343,320	0.4
23,600	@	Diamondback Energy, Inc.	1,518,188	0.5
5,765	@	Dresser-Rand Group, Inc.	313,212	0.1
40,200	@	Energy XXI Bermuda Ltd.	931,032	0.3
38,300	@	Ensco PLC	2,016,878	0.6
658	@	Geospace Technologies Corp.	50,515	0.0
9,966	@	Gulfport Energy Corp.	658,752	0.2
8,800		Helmerich & Payne, Inc.	869,000	0.3
16,400		HollyFrontier Corp.	747,348	0.2
10,000	@	Kosmos Energy, LLC	109,800	0.0
23,600		Marathon Oil Corp.	790,600	0.2
17,800		Marathon Petroleum Corp.	1,495,200	0.5
1,500	@	MarkWest Energy Partners L.P.	95,536	0.0
42,000		Murphy Oil Corp.	2,493,540	0.8
33,900	@	Newfield Exploration Co.	955,641	0.3
71,356	@	Noble Corp. PLC	2,215,604	0.7
40,600		QEP Resources, Inc.	1,174,558	0.4
5,194		Tesoro Corp.	264,946	0.1
1,294		Tidewater, Inc.	63,044	0.0
118,500		Trican Well Services Ltd.	1,497,169	0.5
30,300		Valero Energy Corp.	1,453,794	0.4
			25,355,556	7.8

		Financials: 26.5%
3,512		Alexandria Real Estate Equities, Inc.	254,444	0.1
30,100		Allstate Corp.	1,633,226	0.5
40,200		American Assets Trust, Inc.	1,329,414	0.4
39,600		American Capital Mortgage Investment Corp.	798,732	0.2
9,546		American Financial Group, Inc.	545,649	0.2
43,449	L	Amtrust Financial Services, Inc.	1,642,372	0.5
119,000		Annaly Capital Management, Inc.	1,330,420	0.4
24,600	@	Argo Group International Holdings Ltd.	1,085,844	0.3

ING MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
66,200		Ashford Hospitality Trust, Inc.	$740,116	0.2
32,800	@	Assured Guaranty Ltd.	805,240	0.3
22,300	@	Axis Capital Holdings Ltd.	980,531	0.3
46,300		BankUnited, Inc.	1,550,124	0.5
59,800		BB&T Corp.	2,260,440	0.7
57,400		Blackstone Mortgage Trust, Inc.	1,662,878	0.5
81,500		Brandywine Realty Trust	1,193,975	0.4
60,000		CBL & Associates Properties, Inc.	1,067,400	0.3
11,568		CIT Group, Inc.	563,130	0.2
11,900		Columbia Property Trust, Inc.	315,826	0.1
44,600		Comerica, Inc.	2,148,828	0.7
31,600		CommonWealth REIT	857,940	0.3
16,400		DiamondRock Hospitality Co.	206,968	0.1
28,700		Discover Financial Services	1,646,806	0.5
41,400		Equity Lifestyle Properties, Inc.	1,666,350	0.5
62,300		EverBank Financial Corp.	1,116,416	0.3
12,800	@	Everest Re Group Ltd.	1,910,272	0.6
36,000		Extra Space Storage, Inc.	1,767,600	0.5
85,053		Fifth Third Bancorp.	1,845,225	0.6
9,767		First Republic Bank	507,591	0.2
65,400	@	Forest City Enterprises, Inc.	1,273,992	0.4
64,300		Franklin Street Properties Corp.	805,036	0.2
91,400	@	Genworth Financial, Inc.	1,420,356	0.4
31,200		Government Properties Income Trust	777,192	0.2
33,800		Hanover Insurance Group, Inc.	1,988,792	0.6
83,282		Hartford Financial Services Group, Inc.	2,930,694	0.9
40,070		HCC Insurance Holdings, Inc.	1,759,073	0.5
51,000		Hospitality Properties Trust	1,351,500	0.4
186,984		Huntington Bancshares, Inc.	1,781,958	0.5
21,100		IBERIABANK Corp.	1,382,050	0.4
71,218		KKR Financial Holdings LLC	870,284	0.3
7,871		LaSalle Hotel Properties	246,677	0.1
92,700		Lexington Realty Trust	1,057,707	0.3
38,500		Lincoln National Corp.	1,930,005	0.6
43,100		LPL Financial Holdings, Inc.	2,313,608	0.7
68,100		Medical Properties Trust, Inc.	898,239	0.3
21,000		OFG Bancorp	336,000	0.1
48,400		Omega Healthcare Investors, Inc.	1,546,864	0.5
5,200		PacWest Bancorp	225,680	0.1
14,900	@	PartnerRe Ltd.	1,473,312	0.5
52,700		Pennsylvania Real Estate Investment Trust	988,652	0.3
34,200		Plum Creek Timber Co., Inc.	1,480,518	0.5
3,000		Principal Financial Group, Inc.	136,050	0.0
73,600		RAIT Financial Trust	611,616	0.2
131,600		Regions Financial Corp.	1,400,224	0.4
58,805		Reinsurance Group of America, Inc.	4,527,397	1.4
29,300	@	Santander Consumer USA Holdings, Inc.	742,169	0.2
67,700		SLM Corp.	1,620,738	0.5
10,971		STAG Industrial, Inc.	255,734	0.1
78,100		Summit Hotel Properties, Inc.	721,644	0.2
70,600		Susquehanna Bancshares, Inc.	772,364	0.2
147,489		UnumProvident Corp.	5,129,667	1.6
45,100	@	Validus Holdings Ltd.	1,660,131	0.5
4,379	@,L	Walter Investment Management Corp.	111,884	0.0
10,900	@	World Acceptance, Corp.	1,044,765	0.3
102,000	@	XL Group PLC	3,100,800	1.0
67,800		Zions Bancorp.	2,115,360	0.7
			86,222,489	26.5

		Health Care: 6.7%
1,011	@	Actavis PLC	223,249	0.1
18,000		Aetna, Inc.	1,308,780	0.4
167,259		Almirall SA	2,941,254	0.9
8,541		AmerisourceBergen Corp.	579,507	0.2
64,800	@	Brookdale Senior Living, Inc.	2,173,392	0.7
8,617	@	Centene Corp.	548,730	0.2
11,700		Chemed Corp.	989,820	0.3
22,300		Cigna Corp.	1,774,857	0.5
15,000	@	Community Health Systems, Inc.	622,650	0.2
14,300		Humana, Inc.	1,608,178	0.5
8,600	@	Laboratory Corp. of America Holdings	804,444	0.2
7,969	@	Mylan Laboratories	442,837	0.1
19,800		Ono Pharmaceutical Co., Ltd.	1,963,007	0.6
17,100		Quest Diagnostics	906,300	0.3
4,580		Questcor Pharmaceuticals, Inc.	278,235	0.1
85,400		Select Medical Holdings Corp.	957,334	0.3
2,512		Teleflex, Inc.	256,199	0.1
25,900	@	Triple-S Management Corp.	433,825	0.1
13,641		UCB S.A.	1,091,154	0.3
2,889		Universal Health Services, Inc.	231,929	0.1

ING MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
28,800	@	WellCare Health Plans, Inc.	$1,780,416	0.5
			21,916,097	6.7

		Industrials: 11.8%
105,500	@	ACCO Brands Corp.	624,560	0.2
42,900	@	Aecom Technology Corp.	1,370,226	0.4
36,200		AGCO Corp.	1,899,776	0.6
7,713		Alaska Air Group, Inc.	668,254	0.2
6,550		Alliant Techsystems, Inc.	882,874	0.3
27,900	@	Avis Budget Group, Inc.	1,311,021	0.4
62,900		Barnes Group, Inc.	2,418,505	0.7
34,000		Brink’s Co.	1,033,940	0.3
21,200		Chicago Bridge & Iron Co. NV	1,784,828	0.6
22,100		Curtiss-Wright Corp.	1,506,336	0.5
21,100	@	Esterline Technologies Corp.	2,272,470	0.7
39,300		Exelis, Inc.	802,899	0.2
6,356		Fluor Corp.	493,798	0.2
45,300	@	Hawaiian Holdings, Inc.	545,412	0.2
9,392		Herman Miller, Inc.	264,667	0.1
19,100		Hubbell, Inc.	2,283,214	0.7
52,300		KBR, Inc.	1,444,526	0.4
2,114	@	Kirby Corp.	221,146	0.1
15,400		L-3 Communications Holdings, Inc.	1,777,160	0.5
31,300	@	Moog, Inc.	1,938,409	0.6
6,900	@	MRC Global, Inc.	177,468	0.1
6,100		National Presto Industries, Inc.	469,944	0.1
29,800	@	Orbital Sciences Corp.	846,916	0.3
6,974		Owens Corning, Inc.	319,130	0.1
1,200	@	Pentair Ltd.	96,972	0.0
23,400		Quad/Graphics, Inc.	523,458	0.2
47,000	@	Republic Airways Holdings, Inc.	450,260	0.1
64,398		Rexel SA	1,626,217	0.5
41,700		RR Donnelley & Sons Co.	797,721	0.2
5,536		Ryder System, Inc.	416,971	0.1
8,600	@	Sensata Technologies Holdings N.V.	349,504	0.1
12,403	@	Spirit Airlines, Inc.	700,521	0.2
5,100	@	Teledyne Technologies, Inc.	499,698	0.2
10,600		Trinity Industries, Inc.	761,186	0.2
4,761		Triumph Group, Inc.	310,417	0.1
13,502	@	United Rentals, Inc.	1,192,767	0.4
1,079		Valmont Industries, Inc.	157,135	0.1
9,385		Waste Connections, Inc.	406,089	0.1
31,200	@	Wesco International, Inc.	2,689,752	0.8
			38,336,147	11.8

		Information Technology: 13.7%
41,200	@	Amdocs Ltd.	1,832,576	0.6
145,200	@	Amkor Technology, Inc.	859,584	0.3
13,873	@	AOL, Inc.	607,360	0.2
84,646	@	Arrow Electronics, Inc.	4,793,503	1.5
53,257	@	Avago Technologies Ltd.	3,285,957	1.0
3,661		Avnet, Inc.	159,363	0.0
111,000		Booz Allen Hamilton Holding Corp.	2,334,330	0.7
164,500	@	Brocade Communications Systems, Inc.	1,574,265	0.5
21,500	@	Check Point Software Technologies	1,449,530	0.4
4,407	@	Coherent, Inc.	300,337	0.1
22,700		Ebix, Inc.	368,875	0.1
25,200	@	Fabrinet	489,384	0.2
124,300	@	Flextronics International Ltd.	1,112,485	0.3
11,100		Harris Corp.	819,402	0.3
46,900	@	Kulicke & Soffa Industries, Inc.	541,226	0.2
38,700		Maxim Integrated Products	1,265,877	0.4
18,500		Mentor Graphics Corp.	400,340	0.1
5,265		Microchip Technology, Inc.	239,821	0.1
75,900	@	Microsemi Corp.	1,750,254	0.5
12,000		Motorola Solutions, Inc.	794,400	0.2
74,628	@	NXP Semiconductor NV	4,196,333	1.3
45,100	@	Omnivision Technologies, Inc.	778,877	0.2
46,500	@	Photronics, Inc.	404,550	0.1
37,300	@	Sanmina Corp.	632,608	0.2
17,300	@	Seagate Technology	902,887	0.3
96,942	@	Skyworks Solutions, Inc.	3,437,563	1.1
82,200		Symantec Corp.	1,765,656	0.5
16,000	@	Teradata Corp.	734,720	0.2
11,500	@	Unisys Corp.	393,530	0.1
49,400	@	Verint Systems, Inc.	2,312,414	0.7
5,597	@	Web.com Group, Inc.	204,011	0.1
24,300		Western Digital Corp.	2,113,857	0.6
163,000		Xerox Corp.	1,791,370	0.6
			44,647,245	13.7

		Materials: 8.8%
2,570		Ashland, Inc.	242,531	0.1
4,070		Avery Dennison Corp.	202,768	0.1
23,100		Axiall Corp.	934,857	0.3
59,200		Cabot Corp.	3,205,088	1.0
5,176		Carpenter Technology Corp.	306,160	0.1
66,600		Celanese Corp.	3,555,774	1.1
6,690		CF Industries Holdings, Inc.	1,678,521	0.5
33,803	@	Crown Holdings, Inc.	1,521,811	0.5
5,520		Cytec Industries, Inc.	522,578	0.1
11,000		Domtar Corp.	1,218,580	0.4
21,900		Eastman Chemical Co.	1,914,717	0.6
16,436	@	Ferro Corp.	215,640	0.1
42,300		Huntsman Corp.	1,030,428	0.3
81,500	@	Louisiana-Pacific Corp.	1,531,385	0.5
47,000		Methanex Corp.	3,305,510	1.0
76,963	@	Owens-Illinois, Inc.	2,610,585	0.8

ING MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
16,000		Packaging Corp. of America	$1,166,240	0.3
61,389	@	Rexam PLC	507,287	0.2
16,100		Rock-Tenn Co.	1,797,082	0.5
21,800		Schweitzer-Mauduit International, Inc.	1,049,234	0.3
			28,516,776	8.8

		Telecommunication Services: 0.3%
84,900	@	Iridium Communications, Inc.	553,548	0.1
49,800	@	Premier Global Services, Inc.	563,238	0.2
			1,116,786	0.3

		Utilities: 7.2%
69,600		AES Corp.	950,040	0.3
26,800		Alliant Energy Corp.	1,453,632	0.4
38,100		American Electric Power Co., Inc.	1,912,620	0.6
11,300		Atmos Energy Corp.	520,930	0.1
14,247	@	Calpine Corp.	271,405	0.1
30,655		CMS Energy Corp.	871,522	0.3
54,900		Edison International	2,875,113	0.9
36,200		Entergy Corp.	2,310,284	0.7
72,300		Exelon Corp.	2,198,643	0.7
34,800		Great Plains Energy, Inc.	914,196	0.3
7,329		NorthWestern Corp.	336,694	0.1
72,000		Public Service Enterprise Group, Inc.	2,639,520	0.8
37,700		SCANA Corp.	1,866,150	0.6
52,400		UGI Corp.	2,341,756	0.7
35,300		Westar Energy, Inc.	1,207,966	0.4
19,400		Wisconsin Energy Corp.	852,824	0.2
			23,523,295	7.2

		Total Common Stock
		(Cost $276,321,405)	319,745,390	98.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.8%
		Securities Lending Collateralcc(1): 0.2%
617,844
Royal Bank of Canada, Repurchase Agreement dated 02/28/14, 0.03%, due 03/03/14 (Repurchase Amount $617,846, collateralized by various U.S. Government Securities, 0.000%–9.875%, Market Value plus accrued interest $630,201, due 03/20/14–02/15/43)

		(Cost $617,844)	617,844	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,145,550		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $2,145,550)	$2,145,550	0.6

		Total Short-Term Investments
		(Cost $2,763,394)	2,763,394	0.8

		Total Investments in Securities (Cost $279,084,799)	$322,508,784	99.0
		Assets in Excess of Other Liabilities	3,157,733	1.0
		Net Assets	$325,666,517	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at February 28, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $280,153,783.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$45,604,916
Gross Unrealized Depreciation	(3,249,915)
Net Unrealized Appreciation	$42,355,001

ING MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$32,624,656	$1,035,564	$—	$33,660,220
Consumer Staples	13,985,545	2,465,234	—	16,450,779
Energy	25,355,556	—	—	25,355,556
Financials	86,222,489	—	—	86,222,489
Health Care	18,861,936	3,054,161	—	21,916,097
Industrials	38,336,147	—	—	38,336,147
Information Technology	44,647,245	—	—	44,647,245
Materials	28,009,489	507,287	—	28,516,776
Telecommunication Services	1,116,786	—	—	1,116,786
Utilities	23,523,295	—	—	23,523,295
Total Common Stock	312,683,144	7,062,246	—	319,745,390
Short-Term Investments	2,145,550	617,844	—	2,763,394
Total Investments, at fair value	$314,828,694	$7,680,090	$—	$322,508,784

(1)	For the period ended February 28, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At February 28, 2014, securities valued at $4,422,652 were transferred from Level 2 to Level 1 within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 23.0%
495,428		Brinker International, Inc.	$27,248,540	1.8
55,659	@	Chipotle Mexican Grill, Inc.	31,459,023	2.1
464,902	@	Delphi Automotive PLC	30,948,526	2.0
286,835	@	Discovery Communications, Inc. — Class A	23,899,092	1.6
522,990		Gap, Inc.	22,880,813	1.5
411,907	@	Jarden Corp.	25,319,923	1.7
408,621	@	LKQ Corp.	11,396,440	0.8
561,518		Macy’s, Inc.	32,489,432	2.1
210,488	@	The Madison Square Garden, Inc.	11,999,921	0.8
264,544	@	Michael Kors Holdings Ltd.	25,933,248	1.7
581,692		Newell Rubbermaid, Inc.	18,678,130	1.2
358,868		Ross Stores, Inc.	26,125,591	1.7
321,210	@	Scientific Games Corp.	4,304,214	0.3
576,378	@	Starz	18,432,569	1.2
210,783	@	Ulta Salon Cosmetics & Fragrance, Inc.	18,905,127	1.3
491,319	@	Urban Outfitters, Inc.	18,394,983	1.2
			348,415,572	23.0

		Consumer Staples: 7.9%
604,429		Coca-Cola Enterprises, Inc.	28,456,517	1.9
297,580		Hershey Co.	31,489,916	2.1
752,072		Hillshire Brands Co.	28,240,304	1.9
264,346		Mead Johnson Nutrition Co.	21,557,416	1.4
174,791		Whole Foods Market, Inc.	9,447,454	0.6
			119,191,607	7.9

		Energy: 5.2%
897,561		Cabot Oil & Gas Corp.	31,414,635	2.1
240,690	@	Cameron International Corp.	15,418,601	1.0
409,426	@	Oasis Petroleum, Inc.	17,838,691	1.2
190,144		SM Energy Co.	14,023,120	0.9
			78,695,047	5.2

		Financials: 9.2%
107,892	@	Affiliated Managers Group, Inc.	20,289,091	1.3
186,622		Ameriprise Financial, Inc.	20,339,932	1.3
213,377	@	Aon PLC	18,265,071	1.2
476,170		Arthur J. Gallagher & Co.	21,999,054	1.4
539,626		Gaming and Leisure Properties, Inc.	20,548,958	1.4
134,474		IntercontinentalExchange Group, Inc.	28,083,550	1.9
404,686	@	Santander Consumer USA Holdings, Inc.	10,250,696	0.7
			139,776,352	9.2

		Health Care: 13.0%
152,711	@	Actavis PLC	33,721,643	2.2
336,847		Agilent Technologies, Inc.	19,176,700	1.3
257,389	@	Alexion Pharmaceuticals, Inc.	45,506,375	3.0
162,333	@	Henry Schein, Inc.	19,324,120	1.3
598,320	@	Mylan Laboratories	33,248,642	2.2
157,787	@	Perrigo Co. PLC	25,946,494	1.7
317,370	@	Premier, Inc.	10,616,027	0.7
112,922	@	Vertex Pharmaceuticals, Inc.	9,130,873	0.6
			196,670,874	13.0

		Industrials: 15.7%
574,161		Ametek, Inc.	30,568,332	2.0
260,759	@	BE Aerospace, Inc.	21,968,946	1.5
628,063		Delta Airlines, Inc.	20,857,972	1.4
149,270		Flowserve Corp.	12,122,217	0.8
211,302		Generac Holdings, Inc.	12,037,875	0.8
380,319	@	Ingersoll-Rand PLC — Class A	23,252,704	1.5
494,509		KAR Auction Services, Inc.	15,408,900	1.0
66,683		Pall Corp.	5,734,738	0.4
117,345	@	Proto Labs, Inc.	9,141,176	0.6
432,502	@	Quanta Services, Inc.	15,228,395	1.0
179,595		Roper Industries, Inc.	24,356,674	1.6
424,834		Waste Connections, Inc.	18,382,567	1.2
167,401	@	Wesco International, Inc.	14,431,640	1.0
332,464		Xylem, Inc.	13,082,458	0.9
			236,574,594	15.7

		Information Technology: 17.8%
93,488	@	Alliance Data Systems Corp.	26,654,363	1.8
439,288		Broadridge Financial Solutions ADR	16,587,515	1.1
222,094	@	F5 Networks, Inc.	24,950,040	1.6
426,622		Flir Systems, Inc.	14,564,875	1.0
281,703	@	Gartner, Inc.	19,595,261	1.3
753,502	@	Informatica Corp.	31,315,543	2.1
546,011		Intuit, Inc.	42,670,759	2.8
258,825	@	Micros Systems, Inc.	14,367,376	0.9
710,924		NetApp, Inc.	28,728,439	1.9
85,008	@	Palo Alto Networks, Inc.	6,048,319	0.4
640,930	@	TIBCO Software, Inc.	13,965,865	0.9
421,019		Xilinx, Inc.	21,977,192	1.5
89,130	@	Zillow, Inc.	7,451,268	0.5
			268,876,815	17.8

		Materials: 4.9%
512,363		International Paper Co.	25,049,427	1.6
367,397		Packaging Corp. of America	26,779,567	1.8
223,384	@	WR Grace & Co.	22,637,735	1.5
			74,466,729	4.9

		Telecommunication Services: 1.9%
308,399	@	SBA Communications Corp.	29,350,333	1.9

		Total Common Stock
		(Cost $1,225,144,806)	1,492,017,923	98.6

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
17,631,107	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $17,631,107)	$17,631,107	$1.2

	Total Short-Term Investments
	(Cost $17,631,107)	17,631,107	1.2

	Total Investments in Securities (Cost $1,242,775,913)	$1,509,649,030	99.8
	Assets in Excess of Other Liabilities	2,620,904	0.2
	Net Assets	$1,512,269,934	100.0

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $1,245,193,628.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$282,757,056
Gross Unrealized Depreciation	(18,301,654)
Net Unrealized Appreciation	$264,455,402

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,492,017,923	$—	$—	$1,492,017,923
Short-Term Investments	17,631,107	—	—	17,631,107
Total Investments, at fair value	$1,509,649,030	$—	$—	$1,509,649,030

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 1.4%
169,000		Extended Stay America, Inc.	$4,306,120	0.3
407,600	@	Hilton Worldwide Holdings, Inc.	9,113,936	0.7
57,400		Starwood Hotels & Resorts Worldwide, Inc.	4,733,204	0.4
			18,153,260	1.4

		Financials: 97.9%
1,658,310		American Realty Capital Properties, Inc.	24,360,574	1.9
282,400	@	American Residential Properties, Inc.	5,139,680	0.4
320,409		AvalonBay Communities, Inc.	41,323,149	3.2
879,800		BioMed Realty Trust, Inc.	18,194,264	1.4
392,782		Boston Properties, Inc.	44,160,480	3.4
682,500		Brandywine Realty Trust	9,998,625	0.8
450,000		BRE Properties, Inc.	27,796,500	2.1
306,200		Brixmor Property Group, Inc.	6,760,896	0.5
1,209,100		Cousins Properties, Inc.	13,965,105	1.1
447,178		CubeSmart	7,830,087	0.6
2,099,500		DCT Industrial Trust, Inc.	16,628,040	1.3
1,622,600		DDR Corp.	26,967,612	2.1
196,200		Digital Realty Trust, Inc.	10,626,192	0.8
790,000		Douglas Emmett, Inc.	21,274,700	1.6
1,638,500		Duke Realty Corp.	27,526,800	2.1
242,400		EPR Properties	12,910,224	1.0
1,136,639		Equity Residential	66,459,282	5.1
123,970		Essex Property Trust, Inc.	20,733,983	1.6
104,800		Federal Realty Investment Trust	11,665,288	0.9
1,672,142		General Growth Properties, Inc.	36,820,567	2.8
662,800		HCP, Inc.	25,696,756	2.0
864,800		Health Care Real Estate Investment Trust, Inc.	50,798,352	3.9
769,420		Healthcare Realty Trust, Inc.	18,442,997	1.4
694,700		Healthcare Trust of America, Inc.	7,801,481	0.6
415,500		Highwoods Properties, Inc.	15,668,505	1.2
3,170,455		Host Hotels & Resorts, Inc.	62,362,850	4.8
425,300		Kilroy Realty Corp.	24,463,256	1.9
1,312,023		Kimco Realty Corp.	29,205,632	2.2
1,300,500		Lexington Realty Trust	14,838,705	1.1
556,800		Liberty Property Trust	21,303,168	1.6
463,925		Macerich Co.	27,895,810	2.1
236,481		Pebblebrook Hotel Trust	7,860,628	0.6
372,000		Post Properties, Inc.	18,053,160	1.4
1,508,602		ProLogis, Inc.	62,139,316	4.7
250,602		Public Storage, Inc.	42,351,738	3.2
435,527		Ramco-Gershenson Properties	7,273,301	0.5
174,200		Realty Income Corp.	7,737,964	0.6
343,100		Regency Centers Corp.	17,419,187	1.3
648,100		Senior Housing Properties Trust	14,452,630	1.1
750,479		Simon Property Group, Inc.	121,044,758	9.2
351,200		SL Green Realty Corp.	34,884,696	2.7
1,717,600		Spirit Realty Capital, Inc.	18,756,192	1.4
1,504,600	@	Strategic Hotel Capital, Inc.	15,030,954	1.1
220,845		Sun Communities, Inc.	10,172,121	0.8
1,053,000		Sunstone Hotel Investors, Inc.	14,236,560	1.1
112,400		Tanger Factory Outlet Centers, Inc.	3,856,444	0.3
302,510		Taubman Centers, Inc.	21,311,830	1.6
1,324,104		UDR, Inc.	34,175,124	2.6
456,357		Ventas, Inc.	28,490,368	2.2
480,604		Vornado Realty Trust	46,277,359	3.5
210,500		Weyerhaeuser Co.	6,211,855	0.5
			1,281,355,745	97.9

		Total Common Stock
		(Cost $854,585,057)	1,299,509,005	99.3

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
8,646,108		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $8,646,108)	8,646,108	0.7

		Total Short-Term Investments
		(Cost $8,646,108)	8,646,108	0.7

		Total Investments in Securities (Cost $863,231,165)	$1,308,155,113	100.0
		Assets in Excess of Other Liabilities	203,480	—
		Net Assets	$1,308,358,593	100.0

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

ING REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $972,024,860.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$447,241,529
Gross Unrealized Depreciation	(111,111,276)
Net Unrealized Appreciation	$336,130,253

REIT Diversification	Percentage of Net Assets
Retail REITs	23.0%
Residential REITs	19.1
Specialized REITs	16.1
Diversified REITs	14.0
Office REITs	12.7
Hotels, Resorts & Cruise Lines	8.4
Industrial REITs	6.0
Assets in Excess of Other Liabilities*	0.7
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,299,509,005	$—	$—	$1,299,509,005
Short-Term Investments	8,646,108	—	—	8,646,108
Total Investments, at fair value	$1,308,155,113	$—	$—	$1,308,155,113

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.7%
		Consumer Discretionary: 17.5%
16,400	@,L	Aeropostale, Inc.	$120,376	0.0
78,386		Arctic Cat, Inc.	3,670,032	0.7
63,000	@	Bally Technologies, Inc.	4,268,250	0.8
76,547	@	Bright Horizons Family Solutions, Inc.	3,021,310	0.6
407,076		Callaway Golf Co.	3,427,580	0.6
113,500		Cheesecake Factory	5,393,520	1.0
72,100		Childrens Place Retail Stores, Inc.	3,905,657	0.7
131,596		Cinemark Holdings, Inc.	3,871,554	0.7
230,500		Dana Holding Corp.	4,997,240	0.9
246,688	@	Express, Inc.	4,511,924	0.8
167,600		Finish Line	4,528,552	0.8
23,700		Gildan Activewear, Inc.	1,216,995	0.2
82,677	@	Hibbett Sporting Goods, Inc.	4,739,872	0.9
138,078	@	Imax Corp.	3,693,586	0.7
70,900	@	Jack in the Box, Inc.	4,073,205	0.7
89,519	@	Life Time Fitness, Inc.	4,225,297	0.8
152,202	@	LKQ Corp.	4,244,914	0.8
26,035	@	Lumber Liquidators	2,793,035	0.5
85,959		Monro Muffler, Inc.	5,129,174	0.9
84,300		Pier 1 Imports, Inc.	1,594,956	0.3
77,255		Pool Corp.	4,516,327	0.8
100,600	@	Sally Beauty Holdings, Inc.	2,887,220	0.5
325,440	@,L	Smith & Wesson Holding Corp.	3,742,560	0.7
60,163	@	Steiner Leisure Ltd.	2,660,408	0.5
87,258		Vail Resorts, Inc.	6,135,983	1.1
41,426		Wyndham Worldwide Corp.	3,019,127	0.5
			96,388,654	17.5

		Consumer Staples: 2.1%
79,000		Casey’s General Stores, Inc.	5,410,710	1.0
78,400	@	Elizabeth Arden, Inc.	2,396,688	0.4
171,625		Flowers Foods, Inc.	3,530,326	0.7
			11,337,724	2.1

		Energy: 5.0%
153,900	@	Bill Barrett Corp.	3,899,826	0.7
198,225	@	C&J Energy Services, Inc.	5,124,116	0.9
77,900	@	Carrizo Oil & Gas, Inc.	3,874,746	0.7
116,050	@	Energy XXI Bermuda Ltd.	2,687,718	0.5
235,700	@	Key Energy Services, Inc.	2,130,728	0.4
80,100	@	Rosetta Resources, Inc.	3,554,037	0.7
124,700	@,L	Swift Energy Co.	1,247,000	0.2
84,000	@	Unit Corp.	5,157,600	0.9
			27,675,771	5.0

		Financials: 10.7%
148,200		Colony Financial, Inc.	3,346,356	0.6
131,755		Coresite Realty Corp.	4,102,851	0.7
71,712	@	DFC Global Corp.	590,190	0.1
30,344	@	eHealth, Inc.	1,456,512	0.3
84,387		Financial Engines, Inc.	4,768,709	0.9
116,100		First American Financial Corp.	3,127,734	0.6
128,393		Geo Group, Inc.	4,138,106	0.7
73,472		MarketAxess Holdings, Inc.	4,337,787	0.8
110,501	@	Portfolio Recovery Associates, Inc.	5,992,469	1.1
63,800		ProAssurance Corp.	2,900,348	0.5
32,341	@	Signature Bank	4,234,407	0.8
74,000		Sovran Self Storage, Inc.	5,475,260	1.0
81,800	@	Springleaf Holdings, Inc.	2,304,306	0.4
38,079	@	SVB Financial Group	4,794,527	0.9
85,500		Tanger Factory Outlet Centers, Inc.	2,933,505	0.5
24,400	@	Virtus Investment Partners	4,517,904	0.8
			59,020,971	10.7

		Health Care: 17.3%
68,100	@	Acorda Therapeutics, Inc.	2,495,184	0.4
61,900	@	Air Methods Corp.	3,343,838	0.6
26,700	@	Align Technology, Inc.	1,397,211	0.3
35,700	@	Alkermes PLC	1,737,519	0.3
18,309	@	Bio-Rad Laboratories, Inc.	2,375,044	0.4
83,434	@	Centene Corp.	5,313,077	1.0
48,700	@	Charles River Laboratories International, Inc.	2,893,267	0.5
37,400		Chemed Corp.	3,164,040	0.6
19,044	@	Clovis Oncology, Inc.	1,516,283	0.3
30,400	@	Cubist Pharmaceuticals, Inc.	2,417,408	0.4
106,100	@	Cynosure, Inc.	3,265,758	0.6
98,130	@	Haemonetics Corp.	3,579,783	0.6
196,066		Healthsouth Corp.	6,407,437	1.2
63,600	@	Impax Laboratories, Inc.	1,638,972	0.3
113,200	@	InterMune, Inc.	3,400,528	0.6
40,836	@	IPC The Hospitalist Co., Inc.	2,096,112	0.4
107,371	@	Luminex Corp.	1,984,216	0.4
121,200	@	Masimo Corp.	3,096,660	0.6
92,328	@	Medicines Co.	2,820,620	0.5
61,594	@	Mednax, Inc.	3,746,147	0.7
125,325	@	Merit Medical Systems, Inc.	1,891,154	0.3
64,313	@	Momenta Pharmaceuticals, Inc.	951,832	0.2
150,822	@	Nektar Therapeutics	1,935,046	0.3
16,511	@	Neogen Corp.	715,257	0.1
61,400	@	Omnicell, Inc.	1,767,092	0.3
106,700		Owens & Minor, Inc.	3,704,624	0.7
13,500	@	Salix Pharmaceuticals Ltd.	1,456,920	0.3

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
35,600	@	Seattle Genetics, Inc.	$1,872,204	0.3
78,446		Steris Corp.	3,620,283	0.7
48,500	@	Surgical Care Affiliates, Inc.	1,475,370	0.3
143,900	@	Team Health Holdings, Inc.	6,478,378	1.2
30,652	@,L	Theravance, Inc.	1,134,124	0.2
116,100	@	Thoratec Corp.	4,311,954	0.8
158,100	@,L	Vivus, Inc.	953,343	0.2
66,800	@	WellCare Health Plans, Inc.	4,129,576	0.7
			95,086,261	17.3

		Industrials: 14.0%
140,300		Actuant Corp.	4,918,918	0.9
12,800		Acuity Brands, Inc.	1,805,440	0.3
82,100		Clarcor, Inc.	4,756,053	0.9
49,137	@	Clean Harbors, Inc.	2,322,215	0.4
45,700		Corporate Executive Board Co.	3,417,446	0.6
87,600	@	EnPro Industries, Inc.	6,274,788	1.1
110,500		Gorman-Rupp Co.	3,480,750	0.6
174,956		Healthcare Services Group	4,711,565	0.9
124,907	@	HUB Group, Inc.	4,880,116	0.9
146,500		KAR Auction Services, Inc.	4,564,940	0.8
277,300		Knight Transportation, Inc.	5,956,404	1.1
54,200		Regal-Beloit Corp.	3,993,998	0.7
125,800		Simpson Manufacturing Co., Inc.	4,447,030	0.8
46,175	@	Teledyne Technologies, Inc.	4,524,226	0.8
78,400		Toro Co.	5,192,432	1.0
85,666		Waste Connections, Inc.	3,706,768	0.7
67,300		Watts Water Technologies, Inc.	4,147,026	0.8
91,700		Woodward Governor Co.	3,997,203	0.7
			77,097,318	14.0

		Information Technology: 22.8%
118,500		Adtran, Inc.	3,104,700	0.6
30,703	@	Ansys, Inc.	2,564,315	0.5
189,000	@	Aruba Networks, Inc.	3,876,390	0.7
165,300	@	Aspen Technology, Inc.	7,760,835	1.4
192,709	@	Bankrate, Inc.	3,879,232	0.7
115,526		Blackbaud, Inc.	3,618,274	0.7
133,200	@	BroadSoft, Inc.	3,997,332	0.7
130,653	@	Cardtronics, Inc.	5,294,060	1.0
58,926	@	Coherent, Inc.	4,015,807	0.7
145,607	@	CommScope Holding Co., Inc.	3,522,233	0.6
85,600	@	Commvault Systems, Inc.	5,896,128	1.1
84,600	@	DealerTrack Holdings, Inc.	4,574,322	0.8
28,900	@	Exa Corp.	445,349	0.1
26,203	@	Faro Technologies, Inc.	1,507,721	0.3
66,300		Flir Systems, Inc.	2,263,482	0.4
219,675	@	Formfactor, Inc.	1,566,283	0.3
84,896	@	Guidewire Software, Inc.	4,551,275	0.8
55,208	@	Imperva, Inc.	3,459,885	0.6
284,500	@	Integrated Device Technology, Inc.	3,354,255	0.6
108,500		j2 Global, Inc.	5,576,900	1.0
197,200	@	LivePerson, Inc.	2,579,376	0.5
81,956	@	LogMeIn, Inc.	3,429,859	0.6
75,600	@	Micros Systems, Inc.	4,196,556	0.8
103,000		MKS Instruments, Inc.	3,096,180	0.6
82,478	@	Monolithic Power Systems, Inc.	2,956,011	0.5
127,194		National Instruments Corp.	3,684,810	0.7
15,219	@	Plexus Corp.	626,262	0.1
413,700	@	PMC—Sierra, Inc.	3,036,558	0.5
216,200	@	Polycom, Inc.	2,888,432	0.5
92,000	@	PTC, Inc.	3,616,520	0.7
194,100	@	QLIK Technologies, Inc.	5,920,050	1.1
132,646	@	Semtech Corp.	3,309,518	0.6
56,896	@	SYKES Enterprises, Inc.	1,119,713	0.2
115,100	@	Synchronoss Technologies, Inc.	3,957,138	0.7
59,920	@	WEX, Inc.	5,801,454	1.1
			125,047,215	22.8

		Materials: 4.3%
128,000	@	Boise Cascade Co.	3,787,520	0.7
208,766		Commercial Metals Co.	4,039,622	0.7
18,500		Compass Minerals International, Inc.	1,578,975	0.3
97,500		HB Fuller Co.	4,726,800	0.9
584,300		Hecla Mining Co.	1,974,934	0.4
72,836		Minerals Technologies, Inc.	3,896,726	0.7
84,147		Worthington Industries	3,354,100	0.6
			23,358,677	4.3

		Total Common Stock
		(Cost $422,776,227)	515,012,591	93.7

EXCHANGE-TRADED FUNDS: 2.1%
81,803		iShares Russell 2000 Growth Index Fund	11,426,243	2.1

		Total Exchange-Traded Funds
		(Cost $9,257,416)	11,426,243	2.1

		Total Long-Term Investments
		(Cost $432,033,643)	526,438,834	95.8

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc(1): 1.3%
1,758,705	Cantor Fitzgerald, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,758,714, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,793,879, due 05/15/14–05/01/51)	$1,758,705	0.3
1,758,705	Citigroup, Inc., Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,758,714, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.250%–7.500%, Market Value plus accrued interest $1,793,879, due 10/01/16–03/01/44)	1,758,705	0.3
1,758,705	Deutsche Bank AG, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,758,714, collateralized by various U.S. Government Agency Obligations, 3.000%–4.000%, Market Value plus accrued interest $1,793,879, due 11/01/33–05/20/43)	1,758,705	0.3
1,758,705	Goldman Sachs & Co., Repurchase Agreement dated 02/28/14, 0.05%, due 03/03/14 (Repurchase Amount $1,758,712, collateralized by various U.S. Government Agency Obligations, 2.260%–6.500%, Market Value plus accrued interest $1,793,879, due 08/01/25–02/01/44)	1,758,705	0.3
370,241	UBS Warburg LLC, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $370,243, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $377,646, due 03/06/14–02/15/44)	370,241	0.1
		7,405,061	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
16,281,137	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $16,281,137)	16,281,137	3.0

	Total Short-Term Investments
	(Cost $23,686,198)	23,686,198	4.3

	Total Investments in Securities (Cost $455,719,841)	$550,125,032	100.1
	Liabilities in Excess of Other Assets	(745,224)	(0.1)
	Net Assets	$549,379,808	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at February 28, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $457,591,851.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$99,292,992
Gross Unrealized Depreciation	(6,759,811)
Net Unrealized Appreciation	$92,533,181

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$515,012,591	$—	$—	$515,012,591
Exchange-Traded Funds	11,426,243	—	—	11,426,243
Short-Term Investments	16,281,137	7,405,061	—	23,686,198
Total Investments, at fair value	$542,719,971	$7,405,061	$—	$550,125,032

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 25, 2014